Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Deferred tax assets:
Net operating loss carry forwards	$ 3,822,774	$ 2,188,458
Accrued expenses	13,110	36,094
Lease liabilities	531,036	840,258
Share of investee’s loss	27,963	33,764
Unrealized gains and losses for internal related parties	119,999	145,804
Provision for credit losses	665,151	168,227
Impairment of deferred contract costs	277,286
Others	38,801	7,259
Valuation allowances	(4,856,865)	(2,495,112)
Total deferred tax assets	639,255	924,752
Deferred tax liabilities:
ROU assets	493,954	758,483
Intangible assets	290,210	344,139
Total deferred tax liabilities	784,164	1,102,622
Net deferred tax assets	59,691	73,942
Net deferred tax liabilities	$ 204,600	$ 251,812